Concentration of risk	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentration of risk

Note 15 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD 71,136). As of December 31, 2025, cash balance of RMB 475,986,987 (USD 67,719,524) was deposited with financial institutions located in China, of which RMB 471,979,770 (USD 67,149,410) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 800,000 (approximately USD 102,802) if the bank with which an individual/a company hold its eligible deposit fails. As of December 31, 2025, cash balance of RMB 976,055,908 (USD 138,865,227) was maintained at financial institutions in Hong Kong, of which RMB 970,871,007 (USD 138,127,562) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of December 31, 2025, cash balance of USD 2,205,499 (RMB 15,502,008) was deposited with a financial institution located in US, of which USD 1,705,096 (RMB 11,984,777) was subject to credit risk. In Singapore, Singapore Deposit Insurance Corporation Limited (SDIC) provides the insurance coverage of each bank is SGD 100,000 (USD 77,661). As of December 31, 2025, cash balance of RMB 375,843,966 (USD 53,471,996) was deposited with financial institutions located in Singapore, of which RMB 374,752,246 (USD 53,316,675) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. A majority of our expense transactions are denominated in RMB and a significant portion of our and our subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by us in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the year ended December 31, 2023, two customers accounted for 25.0% and 12.2% of the Company’s total revenue. For the year ended December 31, 2024, two customers accounted for 13.4% and 12.4% of the Company’s total revenue, respectively. For the year ended December 31, 2025, two customers accounted for 17.1% and 15.2% of the Company’s total revenue, respectively.

As of December 31, 2023, three customers accounted for 19.8%, 13.0% and 11.8% of the Company’s accounts receivable, respectively. As of December 31, 2024, one customer accounted for 10.6% of the Company’s accounts receivable, respectively. As of December 31, 2025, two customers accounted for 23.7% and 15.3% of the Company’s accounts receivable, respectively.

Vendor concentration risk

For the year ended December 31, 2023, three vendors accounted for 37.6%, 13.0% and 12.0% of the Company’s total purchases. For the year ended December 31, 2024, two vendors accounted for 16.6% and 15.4% of the Company’s total purchases. For the year ended December 31, 2025, three vendors accounted for 20.7%, 16.0% and 15.3% of the Company’s total purchases.

As of December 31, 2023, three vendors accounted for 36.1%, 26.1% and 22.2% of the Company’s accounts payable. As of December 31, 2024, four vendors accounted for 14.3%, 12.7%, 12.2% and 10.3% of the Company’s accounts payable. As of December 31, 2025, two vendors accounted for 27.7% and 17.7% of the Company’s accounts payable.